TANGIBLE FIXED ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
TANGIBLE FIXED ASSETS
Schedule of property plant and equipment

			Mining and		Assets
	Right of	Office	Computer	Machine	Under	Data centre
	use Assets	Equipment	Equipment	components	Construction	Improvements	Data centres	Equipment	Total
Group	£’000	£’000	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At 1 January 2022	358	49	58,499	—	61,306	85	10,466	—	130,763

Foreign exchange movement - cost	17	—	2,744	—	7,287	4	560	—	10,612
Additions	75	—	117,246	17,364	—	7	—	86	134,779
Transfers to another class - cost	—	—	—	—	(68,593)	—	68,593	—	—
Disposals	—	(2)	(60,809)	—	—	—	(68,593)	—	(129,404)
At 31 December 2022	450	47	117,680	17,364	—	96	11,026	86	146,749

Depreciation and impairment
At 1 January 2022	8	—	18,507	—	—	65	229	—	18,809
Foreign exchange movement	—	—	868	—	—	3	11	—	882
Depreciation charged during the period	7	14	16,549	—	—	19	6,846	12	23,448
Impairment in asset	—	—	29,797	15,121	—	—	225	—	45,143
Disposals	—	—	—	—	—	—	(5,817)	—	(5,817)
At 31 December 2022	15	14	65,721	15,121	—	87	1,494	12	82,464

Carrying amount
At 1 January 2022	350	49	39,992	—	61,306	20	10,237	—	111,954
At 31 December 2022	435	33	51,959	2,244	—	9	9,532	74	64,285

	Right of use Assets	Office Equipment	Mining and Computer Equipment	Assets Under Construction	Data centre Improvements	Data centres	Total
Group	£’000	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At 1 January 2021	7,379	—	17,865	—	85	—	25,329

Foreign exchange movement	—	—	(62)	—	—	—	(62)
Acquisition through business combination	358	—	—	12,180	—	10,466	23,004
Additions	—	49	33,317	49,126	—	—	82,492
Transfer to another class	(7,379)	—	7,379	—	—	—	—
At 31 December 2021	358	49	58,499	61,306	85	10,466	130,763

Depreciation and impairment
At 1 January 2021	—	—	7,443	—	48	—	7,491
Foreign exchange movement	—	—	(65)	—	—	—	(65)
Depreciation charged during the period	3,281	—	7,856	—	17	229	11,383
Transfer to another class	(3,273)	—	3,273	—	—	—	—
At 31 December 2021	8	—	18,507	—	65	229	18,810

Carrying amount
At 1 January 2021	7,379	—	10,422	—	—	—	17,833
At 31 December 2021	350	49	39,992	61,306	20	10,237	111,954

DPN LLC Inc
TANGIBLE FIXED ASSETS
Schedule of asset acquisitions

Consideration at 8 March 2021

£’000
Share based payment	3,521
Contingent consideration to be settled in shares	8,659
Total	12,180

Allocated as follows

£’000
Tangible fixed assets (Asset under construction)	12,180
Total	12,180